Restatement of Previously Issued Financial Statements - Summary of Effect of the Restatement on Each Financial Statement (Parenthetical) (Detail) - Reported On Prior Period Financial Statement [Member]
6 Months Ended
Dec. 31, 2020 shares
Disclosure of Effect Of The Restatement On Each Financial Statement [Line Items]
Sale of Units, net of underwriting discounts	46,000,000
Sale of Private Placement Warrants	9,333,333
Additional Paid-in Capital
Disclosure of Effect Of The Restatement On Each Financial Statement [Line Items]
Sale of Units, net of underwriting discounts	46,000,000
Sale of Private Placement Warrants	9,333,333